Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of Liabilities (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Level 1 [Member]
LIABILITIES
Due to related party – recognized at fair value	[1]
Level 2 [Member]
LIABILITIES
Due to related party – recognized at fair value	[1]	$ 11,821	$ 10,741

[1]	The amounts due to related party contain no interest provision. Any imputed interest is immaterial.